Prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and other current assets, net
Deposits to financial partners and other vendors	¥ 3,663		¥ 10,913
Prepaid expenses	706		8,875
Receivables from third-party online payment platforms and business partners	1,880		1,261
Deductible input VAT	835		4,577
Others	641		5,911
Total prepayments and other current assets	7,725		31,537
Allowance for credit losses	(3,120)		(8,909)
Total prepayments and other current assets, net	¥ 4,605	$ 650	¥ 22,628